Pledged assets and collateral	12 Months Ended
Mar. 31, 2022
Pledged assets and collateral
8. Pledged assets and collateral
The following amounts, by balance sheet classification, have been pledged as collateral for borrowings and for other purposes at March 31, 2021 and 2022:

	2021	2022

	(in billions of yen)
Interest-bearing deposits in other banks	71	75
Trading account assets	7,424	5,426
Investments	5,573	8,091
Loans	10,417	9,056
Other assets	2,291	3,023

Total	25,776	25,671

The associated liabilities collateralized by the above assets at March 31, 2021 and 2022 are summarized below:

	2021	2022

	(in billions of yen)
Deposits	764	910
Payables under repurchase agreements	6,334	5,864
Payables under securities lending transactions	1,185	645
Other short-term borrowings	6,272	5,113
Long-term debt	192	542

Total	14,747	13,074

The Bank of Japan (“the BOJ”) requires private depository institutions to maintain a certain amount of funds as reserves in current accounts with the BOJ, based on average deposit balances and certain other factors. There are similar reserve deposit requirements for foreign branches and subsidiaries engaged in banking businesses in foreign countries. These amounts are deemed to be restricted cash. At March 31, 2021 and 2022, the deposit amounts maintained with the BOJ and foreign central banks, which were included in Cash and due from banks and Interest-bearing deposits in other banks, were ¥46,346 billion and ¥48,897 billion, respectively. These balances included the reserve funds required to be maintained by the MHFG Group, which amounted to ¥1,617 billion and ¥1,678 billion at March 31, 2021 and 2022, respectively.
At March 31, 2021 and 2022, the MHFG Group had received collateral that can be sold or repledged, with a fair value of ¥13,882 billion and ¥16,632 billion, respectively, of which ¥12,583 billion and ¥14,865 billion, respectively, was sold and repledged. Such collateral was primarily obtained in connection with resale or securities borrowing
agreements, and was generally used as collateral for repurchase or securities lending agreements, or to cover short sales. This collateral received isn’t recognized on balance sheet.